Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Cash and Cash Equivalents

	December 31,

	2019	2018
Cash
Cash at bank and on hand	335	309
Cash equivalents
Money market accounts	490	2,390
Short-term deposits	-	7
Cash and cash equivalents	825	2,706